Related party transactions	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related party transactions
13. Related party transactions:

The Company's related parties are Cespira, directors, officers and shareholders that own more than 10% of the Company's shares.

The Company engages in transactions with Cespira primarily through cross charges, the provision of services and the sale of inventory under a transitional services agreement that ended on June 30, 2025.

Related party transactions with Cespira	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Sales of goods, services, and other income	$136	$2,677	$15,679	$3,338
Inventory purchased, services and other expenses	226	—	1,470	—

Related party balances with Cespira	September 30, 2025	December 31, 2024
Receivables (note 6)	$241	$4,973
Payables (note 10)	$161	$1,137